Commitments and Contingent Liabilities - Summary of Future Minimum Lease Payments (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Future minimum lease payments	₩ 5,330	₩ 2,691
Within a Year
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Future minimum lease payments	2,592	2,333
Over a Year and Within Three Years
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Future minimum lease payments	₩ 2,738	₩ 358